FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:
•foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee, South Korean Won, Swedish Krona, Japanese Yen, New Zealand Dollar, Singapore Dollar and Danish Krone denominated investments in foreign subsidiaries and foreign currency denominated financial assets;
•interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt;
•interest rate caps to hedge interest rate risk on certain variable rate debt; and
•cross-currency swaps to manage interest rate and foreign currency exchange rates on existing variable rate debt.

There have been no material changes to the partnership’s financial risk exposure or risk management activities since December 31, 2025. Please refer to Note 30, Financial Instruments in the consolidated financial statements for the year ended December 31, 2025 for a detailed description of the partnership’s financial risk exposure and risk management activities.
Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2026	Interest rate swaps of US$ SOFR debt	$4,573	3.4% - 3.9%	Aug. 2026 - Mar. 2030	$8
	Interest rate caps of £ SONIA debt	1,727	2.0% - 5.0%	Jul. 2026 - Jan. 2028	6
	Interest rate caps of US$ SOFR debt	1,385	3.9% - 6.0%	Aug. 2026 - Apr. 2029	1
	Interest rate swaps of AUD BBSW/BBSY debt	1,177	3.3% - 4.9%	Sep. 2026 - Mar. 2031	(3)
	Interest rate swaps of £ SONIA debt	882	3.8% - 4.0%	Jul. 2026 - Jul. 2027	(1)
	Interest rate caps of € EURIBOR debt	546	4.0% - 4.5%	Jul. 2026 - May 2029	1
	Interest rate caps of C$ CORRA debt	299	5.5%	Aug. 2026	—
	Interest rate caps of SEK STIBOR debt	156	3.5%	Feb. 2028	—
Dec. 31, 2025	Interest rate swaps of US$ SOFR debt	$7,382	3.0% - 3.9%	Aug. 2026 - Mar. 2030	$(2)
	Interest rate caps of US$ SOFR debt	3,800	3.0% - 6.8%	Jan. 2026 - Jul. 2028	3
	Interest rate caps of £ SONIA debt	2,048	2.0% - 5.0%	Apr. 2026 - Jan. 2028	3
	Interest rate caps of € EURIBOR debt	1,148	2.5% - 4.5%	Jul. 2026 - Aug. 2027	—
	Interest rate swaps of £ SONIA debt	896	3.8%	Jul. 2026	(1)
	Interest rate swaps of AUD BBSW/BBSY debt	829	3.2% - 4.5%	Jun. 2026 - Nov. 2028	1
	Interest rate caps of C$ CORRA debt	467	4.5% - 5.5%	Aug. 2026 - Oct. 2026	—
	Interest rate caps of SEK STIBOR debt	159	3.5%	Feb. 2028	—
	Interest rate swaps of S$ SORA debt	139	1.4%	Aug. 2030	3
	Interest rate swaps of R$ IPCA debt	88	4.4% - 4.5%	Jan. 2026 - Sep. 2028	—
	Interest rate caps of DKK CIBOR debt	57	4.3%	Aug. 2027	—

For the three and six months ended June 30, 2026, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was nil (2025 - nil).
Foreign Currency Hedging
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2026	Net investment hedges		€198	€0.83/$ - €0.91/$	Jul. 2026 - Jan. 2028	$1
	Net investment hedges		£1,233	£0.74/$ - £0.81/$	Jul. 2026 - Sep. 2028	8
	Net investment hedges	A$	134	A$1.48/$ - A$1.57/$	Sep. 2026 - Dec. 2027	(5)
	Net investment hedges	R$	494	R$5.85/$ - R$6.08/$	Apr. 2028 - Jun. 2028	—
	Net investment hedges	₩	144,000	₩1,463.90/$ - ₩1,467.05/$	May 2028 - May 2029	4
	Net investment hedges	Rs	45,373	Rs95.32/$ - Rs99.20/$	Oct. 2026 - Dec. 2027	(1)
	Net investment hedges		£262	£0.87/€	Sep. 2027	1
	Net investment hedges	C$	481	C$1.34/$ - C$1.42/$	Jul. 2026 - Jul. 2028	3
	Net investment hedges	CNH	2,797	CNH6.77/$ - CNH7.04/$	Oct. 2026 - Jun. 2028	(23)
	Net investment hedges	SEK	193	SEK8.97/$ - SEK9.19/$	Sep. 2027	1
	Net investment hedges		¥13,002	¥149.65/$ - ¥157.80/$	Dec. 2026 - Mar. 2029	1
	Cross currency swaps of C$ SOFR debt	C$	1,400	C$1.25/$ - C$1.34/$	Sep. 2026 - Feb. 2028	(84)
Dec. 31, 2025	Net investment hedges		€497	€0.83/$ - €0.94/$	Feb. 2026 - Sep. 2028	$(24)
	Net investment hedges		£996	£0.74/$ - £0.84/$	Mar. 2026 - Jul. 2028	(19)
	Net investment hedges	A$	372	A$1.51/$ - A$1.57/$	Sep. 2026 - Jun. 2030	(2)
	Net investment hedges	R$	984	R$5.90/$ - R$7.94/$	Jan. 2026 - Oct. 2028	(12)
	Net investment hedges	₩	611,705	₩1,360.98/$ - ₩1,460.22/$	Mar. 2026 - Dec. 2026	17
	Net investment hedges	Rs	61,141	Rs86.87/$ - Rs96.78/$	Jan. 2026 - Oct. 2028	20
	Net investment hedges	HK$	346	HK$7.51/$ - HK$7.68/$	Mar. 2028 - Jun. 2030	1
	Net investment hedges		£258	£0.86/€	Sep. 2026	(6)
	Net investment hedges	C$	470	C$1.31/$ - C$1.41/$	Apr. 2026 - Aug. 2030	(3)
	Net investment hedges	AED	41	AED3.68/€	Jun. 2027	—
	Net investment hedges	CNH	2,797	CNH6.77/$ - CNH7.14/$	Jan. 2026 - Jun. 2028	(10)
	Net investment hedges	SEK	778	SEK9.02/$ - SEK9.71/$	Sep. 2027 - Dec. 2028	(4)
	Net investment hedges		¥15,330	¥137.02/$	Jun. 2027	10
	Net investment hedges	NZ$	30	NZ$1.69/$	Mar. 2029	—
	Net investment hedges	S$	225	S$1.21/$ - S$1.23/$	Jul. 2028 - Dec. 2028	1
	Net investment hedges	DKK	54	DKK6.01/$ - DKK6.14/$	Jul. 2028	—
	Net investment hedges		€18	€0.13/DKK	Jul. 2028	—
	Net investment hedges		€2	€1.09/£	Jul. 2028	—
	Net investment hedges		€214	€0.09/SEK	Mar. 2028 - Dec. 2028	—
	Cross currency swaps of C$ SOFR debt	C$	1,400	C$1.25/$ - C$1.34/$	Sep. 2026 - Feb. 2028	(50)

For the three and six months ended June 30, 2026 and 2025, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.
Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2026 and December 31, 2025:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2026	Interest rate caps	$2,487	2.4% - 6.0%	Jul. 2026 - Jun. 2027	$(11)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(14)
	Interest rate swaps of US$ debt	—	3.3% - 3.4%	Mar. 2027 - Mar. 2028	—
Dec. 31, 2025	Interest rate caps	$7,113	2.3% - 6.3%	Feb. 2026 - Jan. 2028	$2
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(16)
	Interest rate swaps of US$ debt	—	3.3% - 3.6%	Mar. 2026 - Mar. 2028	—

b)Measurement and classification of financial instruments

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2026		Dec. 31, 2025
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$873	$873	$536	$536
Other non-current assets
Securities - FVTPL	FVTPL	2,795	2,795	2,815	2,815
Derivative assets	FVTOCI/FVTPL	51	51	68	68
Accounts receivable(1)	Amortized cost	109	109	90	90
Securities - FVTOCI	FVTOCI	178	178	230	230
Other marketable securities	Amortized cost	30	30	29	29
Restricted cash	Amortized cost	150	150	182	182
Current assets
Securities - FVTOCI	FVTOCI	10	10	15	15
Derivative assets	FVTOCI/FVTPL	61	61	63	63
Accounts receivable(2)	Amortized cost	1,218	1,218	735	735
Restricted cash	Amortized cost	151	151	287	287
Cash and cash equivalents(3)	Amortized cost	2,038	2,038	1,896	1,896
Total financial assets		$7,664	$7,664	$6,946	$6,946
Financial liabilities
Debt obligations(4)	Amortized cost	$49,519	$49,500	$46,314	$46,503
Capital securities	Amortized cost	1,326	1,326	1,325	1,325
Capital securities - fund subsidiaries	FVTPL	—	—	81	81
Other non-current liabilities		—	—
Loan payable	FVTPL	9	9	6	6
Accounts payable	Amortized cost	189	189	297	297
Derivative liabilities	FVTOCI/FVTPL	76	76	108	108
Accounts payable and other liabilities		—	—
Accounts payable and other(5)	Amortized cost	3,349	3,349	2,629	2,629
Loans and notes payable	Amortized cost	2,307	2,307	2,412	2,412
Derivative liabilities	FVTOCI/FVTPL	126	126	104	104
Total financial liabilities		$56,901	$56,882	$53,276	$53,465
(1)Includes other non-current receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $23 million and nil as of June 30, 2026 and December 31, 2025, respectively.
(2)Includes other current receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $591 million and $103 million as of June 30, 2026 and December 31, 2025, respectively.
(3)Includes cash and cash equivalents associated with assets classified as held for sale on the condensed consolidated balance sheets in the amount of $550 million and $37 million as of June 30, 2026 and December 31, 2025, respectively.
(4)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $14,545 million and $84 million as of June 30, 2026 and December 31, 2025, respectively.
(5)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $1,388 million and $221 million as of June 30, 2026 and December 31, 2025, respectively.
Fair Value Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value measurement establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Quoted market prices (unadjusted) in active markets represent a Level 1 valuation. When quoted market prices in active markets are not available, the partnership maximizes the use of observable inputs within valuation models. When all significant inputs are observable, either directly or indirectly, the valuation is classified as Level 2. Valuations that require the significant use of unobservable inputs are considered Level 3, which reflect the partnership’s market assumptions and are noted below. This hierarchy requires the use of observable market data when available.

The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2026				Dec. 31, 2025
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$—	$947	$1,848	$2,795	$—	$947	$1,868	$2,815
Securities - FVTOCI	159	—	29	188	210	—	35	245
Derivative assets	—	112	—	112	—	131	—	131
Total financial assets	$159	$1,059	$1,877	$3,095	$210	$1,078	$1,903	$3,191

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$—	$—	$—	$—	$81	$81
Derivative liabilities	—	202	—	202	—	212	—	212
Loan payable	—	9	—	9	—	6	—	6
Total financial liabilities	$—	$211	$—	$211	$—	$218	$81	$299

The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2026 and December 31, 2025:

	Jun. 30, 2026		Dec. 31, 2025
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,903	$81	$2,508	$208
Acquisitions	99	—	279	—
Dispositions	(51)	—	(627)	(3)
Fair value losses gains, net and OCI	(69)	—	(257)	(158)
Reclassification of Opportunistic Fund Investments to assets and liabilities held for sale(1)	(5)	(81)	—	—
Other	—	—	—	34
Balance, end of period	$1,877	$—	$1,903	$81
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments.